Income Taxes - Reconciliation of Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 16,512	$ 11,252	$ 4,119
Additions based on tax positions related to current year	4,779	5,273	7,187
Reductions for tax positions of prior years	(474)	(13)	(54)
Ending balance	20,817	16,512	$ 11,252
Unrecognized tax benefits, income tax penalties and interest expense	$ 2,900	$ 1,000